Commitment and contingencies (Details Narrative) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Other contractual commitments		₨ 0	₨ 0
Service tax demand	[1]	8,170	35,377
Income tax demand	[2]	835,567	821,929
Operating lease		0	0
Expense relating to variable lease payments not included in measurement of lease liabilities		15,066	10,968	₨ 3,646
Tax Contingent Liability Service Tax Authorities [Member]
IfrsStatementLineItems [Line Items]
Service tax demand		8,170	27,855
Tax Contingent Liability Income Tax Authorities [Member]
IfrsStatementLineItems [Line Items]
Income tax demand		307,950
Tax Contingent Liability Income Tax Authorities [Member] | Total for all subsidiaries [member]
IfrsStatementLineItems [Line Items]
Income tax demand		527,620	821,929
Tax Contingent Liability GST Authorities [member]
IfrsStatementLineItems [Line Items]
Income tax demand		₨ 109,293	₨ 64,689

[1]	Service tax demand includes:
[2]	Income tax demand includes: